Other Assets and Receivable - Summary of information about right of use assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	€ 255	€ 235
Additions	23	59
Disposal	(2)
Modification of lease contracts	1	3
Depreciation through income statement	(52)	(50)
Net exchange differences	(13)	8
At December 31	211	255
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	305
At December 31	306	305
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(50)
At December 31	(95)	(50)
Real estate held for own use [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	227	213
Additions	17	40
Disposal	(2)
Modification of lease contracts	1	2
Depreciation through income statement	(38)	(35)
Net exchange differences	(12)	8
At December 31	193	227
Real estate held for own use [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	262
At December 31	262	262
Real estate held for own use [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(36)
At December 31	(69)	(36)
Equipment 1 [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	25	18
Additions	3	19
Depreciation through income statement	(12)	(13)
Net exchange differences	(2)
At December 31	15	25
Equipment 1 [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	37
At December 31	37	37
Equipment 1 [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(13)
At December 31	(22)	(13)
Other Assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	3	5
Additions	2	1
Depreciation through income statement	(2)	(2)
At December 31	3	3
Other Assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	5
At December 31	7	5
Other Assets [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(2)
At December 31	€ (4)	€ (2)